Taxes	6 Months Ended
Apr. 30, 2024
Taxes [Abstract]
TAXES

Note 11 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman

Caravelle is incorporated in the Cayman as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman.

BVI

SGEX is incorporated in the British Virgin Islands (“BVI”) as an offshore holding company and is ot subject to tax on income or capital gain under the laws of BVI.

Samoa

Topsheen Shipping Group Corporation was incorporated in Samoa. There is no income tax for income sourced or earned outside Samoa. Accordingly, the Group’s consolidated financial statements do not present any income tax provisions related to Samoa tax as all income was earned outside of Samoa.  If the Group had any income sourced to Samoa, it would be taxed at 27%.

Singapore

Under Singapore tax laws, subsidiaries in Singapore are subject to statutory income tax rate at 17.0% if revenue is generated in Singapore and there are no withholding taxes in Singapore on remittance of dividends.

Topsheen Shipping is eligible and participate under the Maritime Sector Incentive-Approved International Shipping Enterprise (MSI-AIS) award in Singapore. All qualified shipping income derived from the shipping activity in Topsheen Shipping is exempt from taxation for the duration of MSI-AIS approval. The MSI-AIS approval was in November 2015 for a period of ten years. The impact of the tax exemption noted above decreased taxes by $nil for the six months ended April 30, 2024 and 2023. As the Group’s revenue are 100% generated from exempt income, the Group’s net operating loss is not eligible to carrying forward for further taxable profit offset. No deferred tax assets recognized for the six months ended April 30, 2024 and as of October 31,2023.

United States

Pursuant to the U.S. Internal Revenue Code (the “Code”), U.S.-source income from the international operation of ships is generally exempt from U.S. tax if the Group operating the ships meets certain requirements. Among other things, in order to qualify for this exemption, the Group operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations.

i)	The components of the income tax provision are as follows:

	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Current	$4,249	$3,618
Deferred	(110)	(1,076)
Total	$4,139	$2,542

ii)	The following table summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	As of April 30, 2024	As of October 31, 2023
Deferred tax liability:
Depreciation for tangible assets	$107	$217
Total	$107	$217

The Group’s loss before income taxes consisted of:

	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Non-Singapore	$(1,400,322)	$(1,054,197)
Singapore	1,160,453	(5,994,294)
Total	$(239,869)	$(7,048,491)

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the six months ended April 30, 2024 and 2023.

	For the six months ended April 30,	For the six months ended April 30,
	2024	2023
		(Restated)
Singapore Statutory income tax rate	17.0%	17.0%
Differential of local statutory tax rate	(99.0)%	(4.2)%
Effect of preferential tax rate	88.9%	(14.5)%
Non-taxable income	-%	1.7%
Non-deductible items and others *	(8.6)%	(0.1)%
Effective tax rate	(1.7)%	(0.1)%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

(b) Taxes payable

Taxes payable consist of the following:

	As of April 30, 2024	As of October 31, 2023

Income tax payable	$60,410	$56,161
Total taxes payable	$60,410	$56,161